Share-Based Payments (Tables)	12 Months Ended
Jun. 30, 2026
Share-based payment arrangements [Abstract]
Explanation of Effect of Share-based Payments on Entity's Profit or Loss	The total cost relating to employee share-based payments is made up as follows:

	SA Rand
Figures in million	2026	2025	2024
Katleho ya Moruo ESOP	443	456	112
Management DSP	311	256	132
Total share-based payments	754	712	244

Disclosure of Number and Weighted Average Remaining Contractual Life of Outstanding Share Options	Activity on share options

Number of DS
Activity on DS granted but not exercised	2026	2025
Balance at beginning of year	4 909 956	5 012 332
Options granted	1 125 329	1 984 084
Options exercised	(1 850 273)	(2 014 976)
Options forfeited and lapsed	(91 978)	(71 484)
Balance at end of year	4 093 034	4 909 956

List of options granted but not yet exercised (listed by grant date)	Number of options	Remaining life (years)
As at 30 June 2026
Deferred shares
18 September 2019 – 5 years	16 486	—
18 September 2020 – 5 years	90 172	—
20 September 2021 – 5 years	381 364	0.2
19 September 2022 – 5 years	366 001	1.2
18 September 2023 – 3 years	440 796	0.2
18 September 2023 – 5 years	339 185	2.2
18 September 2024 – 3 years	977 010	1.2
18 September 2024 – 5 years	384 594	3.2
18 September 2025 – 3 years	785 112	2.2
18 September 2025 – 5 years	312 314	4.2
Total options granted but not yet exercised	4 093 034

	2026	2025
18 September 2019 – 5 years
Gain realised by participants on options exercised during the year (R million)	14	7
Weighted average share price at the date of exercise (SA Rand)	301.31	180.19
Remaining life (years)	—	—
18 September 2020 – 5 years
Gain realised by participants on options exercised during the year (R million)	14	9
Weighted average share price at the date of exercise (SA Rand)	274.88	179.30
Remaining life (years)	—	0.2
20 September 2021 – 3 years
Gain realised by participants on options exercised during the year (R million)	—	121
Weighted average share price at the date of exercise (SA Rand)	—	175.17
Remaining life (years)	—	—
20 September 2021 – 5 years
Gain realised by participants on options exercised during the year (R million)	26	22
Weighted average share price at the date of exercise (SA Rand)	263.04	179.01
Remaining life (years)	0.2	1.2
19 September 2022 – 3 years
Gain realised by participants on options exercised during the year (R million)	150	88
Weighted average share price at the date of exercise (SA Rand)	301.31	177.44
Remaining life (years)	—	0.2

19 September 2022 – 5 years
Gain realised by participants on options exercised during the year (R million)	22	16
Weighted average share price at the date of exercise (SA Rand)	301.31	180.25
Remaining life (years)	1.2	2.2
18 September 2023 – 3 years
Gain realised by participants on options exercised during the year (R million)	122	83
Weighted average share price at the date of exercise (SA Rand)	263.04	175.18
Remaining life (years)	0.2	1.2
18 September 2023 – 5 years
Gain realised by participants on options exercised during the year (R million)	15	10
Weighted average share price at the date of exercise (SA Rand)	263.04	179.26
Remaining life (years)	2.2	3.2
18 September 2024 – 3 years
Gain realised by participants on options exercised during the year (R million)	133	—
Weighted average share price at the date of exercise (SA Rand)	263.04	—
Remaining life (years)	1.2	—
18 September 2024 – 5 years
Gain realised by participants on options exercised during the year (R million)	14	—
Weighted average share price at the date of exercise (SA Rand)	263.04	—
Remaining life (years)	3.2	—
34Share-based payments continued
Employee share-based payments continued
Activity on share options

Number of PU
Activity on PU granted but not exercised	2026	2025
Balance at beginning of year	11 148 600	—
Options granted	490 584	11 851 218
Options exercised	(394 026)	(483 342)
Options forfeited and lapsed	(193 890)	(219 276)
Balance at end of year	11 051 268	11 148 600

	2026	2025
Gain realised by participants on options exercised during the year (R million)	115	100
Weighted average share price at the date of exercise (SA Rand)	290.60	207.46
Remaining life (years)	2.8	3.8